CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade receivables, allowance for doubtful accounts	$ 76		$ 49
Ordinary shares, par value per share		0.04		0.04
Ordinary shares, shares authorized	125,000,000	125,000,000	125,000,000	125,000,000
Ordinary shares, shares issued	12,088,049	12,088,049	11,641,758	11,641,758
Ordinary shares, shares outstanding	12,088,049	12,088,049	11,641,758	11,641,758